Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maximum [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to Extend Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 3,056,718,000
Credit card lines [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	14,747,000
Standby Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	129,411,000
Guarantee obligations, maximum exposure	129,411,000
Commercial Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	1,843,000
Unsecured Letters of Credit [Member]
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 40,249,000	$ 29,254,000